UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/13

Item 1. Schedule of Investments.

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited)

Franklin California High Yield Municipal Fund		Principal Amount		Value
Municipal Bonds 92.0%				
California 86.8%				
ABAG Finance Authority for Nonprofit Corps. Revenue,				
Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34	$	4,260,000	$	4,357,639
Episcopal Senior Communities, Refunding, 6.125%, 7/01/41		7,500,000		8,856,900
Episcopal Senior Communities, Refunding, Series A, 5.00%, 7/01/32		1,000,000		1,104,980
Episcopal Senior Communities, Refunding, Series A, 5.00%, 7/01/42		9,250,000		9,941,067
Episcopal Senior Communities, Refunding, Series A, 5.00%, 7/01/47		6,500,000		6,959,485
Jackson Laboratory, Refunding, 5.00%, 7/01/37		5,000,000		5,529,050
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/27		2,205,000		2,238,626
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/34		5,260,000		5,262,051
Alameda CFD No. 2 Special Tax, Paragon Gateway, Refunding, 6.125%, 9/01/16		635,000		635,000
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27		5,115,000		5,288,347
American Canyon Financing Authority Infrastructure Revenue Special Assessment, American Canyon Road East,				
5.00%, 9/02/30		2,020,000		2,038,645
5.10%, 9/02/35		1,695,000		1,705,204
Artesia RDA Tax Allocation,				
Artesia Redevelopment Project Area, 5.50%, 6/01/42		6,355,000		6,317,823
Artesia Redevelopment Project Area, 5.70%, 6/01/42		3,050,000		3,059,852
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46		3,315,000		3,717,640
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%,				
9/01/27		2,420,000		2,440,304
9/01/37		7,395,000		7,396,405
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31		5,735,000		2,067,009
Beaumont Financing Authority Local Agency Revenue,				
Improvement Area No. 17B, Series A, 6.125%, 9/01/31		720,000		766,764
Improvement Area No. 17B, Series A, 6.375%, 9/01/42		5,000,000		5,304,000
Improvement Area No. 19C, Series A, 5.00%, 9/01/27		655,000		682,143
Improvement Area No. 19C, Series A, 5.00%, 9/01/36		750,000		763,485
Series B, 5.35%, 9/01/28		935,000		955,542
Series B, 5.40%, 9/01/35		1,390,000		1,416,007
Series C, 5.45%, 9/01/27		6,435,000		6,488,861
Series C, 5.50%, 9/01/29		855,000		868,800
Series C, 5.50%, 9/01/35		3,995,000		4,017,052
Series C, 5.50%, 9/01/35		1,035,000		1,045,764
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41		1,925,000		2,230,209
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,				
5.00%, 9/02/25		3,195,000		3,192,029
5.125%, 9/02/30		4,400,000		4,307,952
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35		5,000,000		5,260,050
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34		8,815,000		8,829,633
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46		3,000,000		2,785,560
California Educational Facilities Authority Revenue,				
College and University Financing Program, 5.00%, 2/01/30		1,375,000		1,345,768
College and University Financing Program, Refunding, 5.00%, 2/01/26		1,000,000		1,003,820
University of San Francisco, 6.125%, 10/01/36		2,000,000		2,408,860
California Health Facilities Financing Authority Revenue, Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33		4,000,000		4,841,240
California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,				
5.25%, 2/01/24		5,000,000		5,604,550
5.375%, 2/01/29		7,000,000		7,793,240
5.50%, 2/01/39		10,600,000		11,568,204
5.25%, 2/01/46		15,965,000		16,714,557
California State GO, Various Purpose,				
5.00%, 9/01/36		45,175,000		51,823,856
6.00%, 11/01/39		13,000,000		15,675,920
FGIC Insured, 6.00%, 8/01/19		30,000		30,643
Refunding, 5.00%, 4/01/42		10,000,000		11,239,800
California State Health Facilities Financing Authority Revenue,				
Children's Hospital Los Angeles, Series A, 5.00%, 11/15/34		2,000,000		2,203,220
Chinese Hospital Assn., California Mortgage Insured, 5.00%, 6/01/42		7,805,000		8,534,924

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

California State Municipal Finance Authority Revenue,		
Biola University, Refunding, 5.625%, 10/01/23	6,000,000	6,682,020
Biola University, Refunding, 5.80%, 10/01/28	7,500,000	8,302,500
Biola University, Refunding, 5.875%, 10/01/34	6,000,000	6,546,120
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	6,216,950
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,489,500
Loma Linda University, 5.00%, 4/01/37	495,000	521,784
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,354,760
California State Public Works Board Lease Revenue,		
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,567,026
Department of Mental Health, Coalinga State Hospital, Series A, 5.125%, 6/01/29	4,500,000	4,699,935
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,107,104
California Statewide CDA Revenue,		
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,706,350
American Baptist Homes of the West, Series A, 5.00%, 10/01/33	1,500,000	1,636,980
American Baptist Homes of the West, Series A, 5.00%, 10/01/43	1,500,000	1,620,750
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,437,012
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,538,488
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,377,962
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	8,014,963
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,830,840
Capital Appreciation, Bentley School, Refunding, zero cpn., 7/01/50	21,005,000	1,050,250
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,578,450
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,989,900
Drew School, Refunding, 5.30%, 10/01/37	3,275,000	3,338,895
Episcopal Communities and Services, Refunding, 5.00%, 5/15/32	1,000,000	1,109,540
Episcopal Communities and Services, Refunding, 5.00%, 5/15/42	1,500,000	1,637,280
Episcopal Communities and Services, Refunding, 5.00%, 5/15/47	2,600,000	2,829,528
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,681,644
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, 5.20%, 10/01/37	3,500,000	3,706,045
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	40,510,315
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	3,225,450
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,952,277
Monterey Institute International, 5.50%, 7/01/31	8,285,000	9,909,274
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	10,000,000	10,163,500
ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31	1,850,000	1,890,071
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/29	5,000,000	5,151,850
Capistrano USD, CFD Special Tax, No. 04-1, Rancho Madrina, 5.25%, 9/01/34	1,120,000	1,129,856
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,045,958
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.05%, 9/02/35	1,305,000	1,306,944
Centinela Valley UHSD, GO, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	6,553,680
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,		
8/01/39	6,450,000	1,145,004
8/01/40	6,730,000	1,108,296
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,364,297
Chula Vista CFD Special Tax, No. 01-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,183,519
Chula Vista Special Tax, CFD No. 12-I, McMillin Otay Ranch Village Seven, 5.25%,		
9/01/30	1,870,000	1,901,715
9/01/36	3,260,000	3,305,607
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,		
8/01/27	7,500,000	4,422,750
8/01/28	3,000,000	1,677,300
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,		
8/01/42	8,500,000	1,830,730
8/01/43	3,000,000	611,460
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,		
4/01/35	1,000,000	1,039,900
4/01/48	7,600,000	7,721,676
Compton Community College District GO, Election of 2002, Series B,		
6.625%, 8/01/27	3,085,000	3,604,884
6.75%, 8/01/34	4,000,000	4,606,240
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,		
5.70%, 8/01/30	2,255,000	2,308,150
6.00%, 8/01/42	3,460,000	3,480,276
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	5,211,950

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,838,925
Corona CFD No. 2003-2 Special Tax, Highlands Collection,		
5.15%, 9/01/34	2,120,000	2,121,463
5.20%, 9/01/34	780,000	782,340
Corona-Norco USD Special Tax,		
CFD No. 04-1, 5.20%, 9/01/36	2,000,000	2,022,020
Series A, 5.35%, 9/01/26	1,005,000	1,019,010
Series A, 5.40%, 9/01/36	2,530,000	2,537,135
Corona-Norco USD, PFA Special Tax Revenue,		
junior lien, Refunding, Series B, 5.00%, 9/01/32	1,000,000	1,050,830
junior lien, Refunding, Series B, 5.00%, 9/01/35	500,000	519,020
senior lien, Refunding, Series A, 5.00%, 9/01/32	1,250,000	1,385,613
senior lien, Refunding, Series A, 5.00%, 9/01/35	585,000	640,487
Series B, 5.00%, 9/01/26	1,760,000	1,780,187
Series B, 5.00%, 9/01/36	1,000,000	994,520
Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%, 9/02/33	5,075,000	5,118,340
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment, Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,639,805
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,980,000	5,131,890
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,193,685
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	15,962,588
Eastern California Municipal Water District CFD No. 2003-15 Special Tax, Morgan Valley, Series A, 5.20%, 9/01/37	1,595,000	1,614,060
El Dorado County Special Tax,		
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,946,930
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,007,630
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,088,135
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,490,105
El Dorado UHSD, GO, Election of 2008, 5.00%, 8/01/42	4,350,000	4,865,257
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL RE, FGIC Insured, zero cpn., 8/01/29	2,400,000	1,143,600
Escondido Special Tax, CFD No. 2006-01, Eureka, 5.15%, 9/01/36	1,400,000	1,384,950
Fairfield Special Tax, CFD No. 3, North Cordelia General Improvements, 6.00%,		
9/01/32	1,200,000	1,313,508
9/01/37	5,810,000	6,311,984
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, zero cpn.,		
1/15/26	38,720,000	18,119,024
1/15/30	4,000,000	1,469,200
1/15/31	85,780,000	29,633,559
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	22,398,880
Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42	750,000	763,890
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	6,400,000	6,518,208
Capital Appreciation, Asset-Backed, Second sub., Refunding, Series C, zero cpn., 6/01/47	50,000,000	1,025,500
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	4,890,000	5,094,646
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,399,100
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn.,		
8/01/32	3,635,000	1,503,909
8/01/33	3,705,000	1,438,652
8/01/35	4,120,000	1,417,239
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D, zero cpn.,		
8/01/44	30,000,000	3,711,000
8/01/49	10,000,000	1,656,500
Huntington Beach CFD No. 2000-1 Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31	5,000,000	5,032,350
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/15, 6.75% thereafter, 8/01/40	3,500,000	3,735,095
[a]Imperial County Special Tax, CFD No. 98-1,		
6.45%, 9/01/17	1,185,000	1,189,491
6.50%, 9/01/31	5,705,000	5,720,860
Independent Cities Finance Authority Mobile Home Park Revenue,		
Augusta Communities Mobile Home Park Pool, Refunding, Series A, 5.00%, 5/15/39	1,000,000	1,052,640
Augusta Communities Mobile Home Park Pool, Refunding, Series A, 5.00%, 5/15/47	3,100,000	3,239,221
Lamplighter Salinas, Series A, 6.25%, 7/15/45	2,465,000	2,655,766
Lamplighter Salinas, Series A, 6.25%, 7/15/50	2,000,000	2,145,880
Rancho Feliz and Las Casitas de Sonoma, Refunding, 5.00%, 10/15/47	2,840,000	2,874,449
Indio CFD No. 04-3 Special Tax, Terra Lago, Improvement Area 1, 5.00%, 9/01/25	4,000,000	4,025,520

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Indio CFD Special Tax, No. 04-3, Terra Lago, Improvement Area 1,		
5.10%, 9/01/30	1,275,000	1,247,575
5.15%, 9/01/35	1,275,000	1,238,624
Irvine 1915 Act Special Assessment, Limited Obligation,		
AD No. 00-18, Group Five, Refunding, 5.00%, 9/02/29	1,885,000	1,868,280
AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25	1,410,000	1,416,740
AD No. 03-19, Group Four, 5.00%, 9/02/29	1,410,000	1,459,815
AD No. 04-20, Group One, 5.00%, 9/02/25	2,740,000	2,838,859
AD No. 04-20, Group One, 5.00%, 9/02/30	10,975,000	11,346,394
Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36	1,970,000	2,030,341
Irvine USD Special Tax, CFD No. 06-1, 6.70%, 9/01/35	2,565,000	2,878,828
Jurupa Community Services District Special Tax,		
CFD No. 7, Eastvale Area, Series A, 5.10%, 9/01/28	2,695,000	2,703,085
CFD No. 7, Eastvale Area, Series A, 5.15%, 9/01/35	3,690,000	3,690,812
CFD No. 11, Eastvale Area, Series A, 5.05%, 9/01/30	2,495,000	2,517,031
CFD No. 11, Eastvale Area, Series A, 5.10%, 9/01/35	2,065,000	2,072,641
CFD No. 12, Eastvale Area, Series A, 5.10%, 9/01/29	2,000,000	2,014,380
CFD No. 12, Eastvale Area, Series A, 5.15%, 9/01/35	3,000,000	3,018,060
CFD No. 17, Eastvale Area, Series A, 5.20%, 9/01/36	2,825,000	2,912,095
CFD No. 18, Eastvale Area, Series A, 5.00%, 9/01/36	1,400,000	1,416,058
CFD No. 19, Eastvale Area, Series A, 5.00%, 9/01/36	1,500,000	1,502,835
CFD No. 30, Eastvale Area, Series A, 5.60%, 9/01/37	1,000,000	1,033,320
[e]CFD No. 31, Eastvale Area, Series A, 5.00%, 9/01/37	500,000	521,880
[e]CFD No. 31, Eastvale Area, Series A, 5.00%, 9/01/42	750,000	774,015
Lafayette RDA Tax Allocation, 5.75%, 8/01/32	1,000,000	1,010,140
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	3,750,000	3,739,237
Lake Elsinore PFA Local Agency Revenue, Canyon Hills Improvement Area C, Series C, 5.00%,		
9/01/37	335,000	342,879
9/01/42	1,000,000	1,013,570
Lake Elsinore Special Tax,		
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24	1,035,000	1,061,465
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34	2,200,000	2,244,198
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.10%, 9/01/22	750,000	773,018
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.15%, 9/01/25	635,000	652,126
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/30	1,195,000	1,222,772
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/35	1,225,000	1,248,006
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26	915,000	924,580
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37	2,800,000	2,811,088
CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,695,000	5,729,683
CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	2,030,868
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	648,979
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, Refunding, 5.40%, 2/01/29	475,000	469,485
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.875%,		
8/01/34	2,000,000	2,272,400
8/01/39	2,000,000	2,259,320
Las Virgenes USD, GO, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	4,492,141
Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,		
6.50%, 9/01/24	1,000,000	1,029,320
5.25%, 9/01/28	1,750,000	1,765,803
5.30%, 9/01/35	3,300,000	3,312,177
Lee Lake Water District CFD No. 3 Special Tax, Canyon Hills, Improvement Area A, Series A, 5.875%, 9/01/27	3,000,000	3,058,590
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	3,290,365
Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,		
5.90%, 9/01/24	1,780,000	1,862,930
5.95%, 9/01/28	4,450,000	4,658,438
6.00%, 9/01/34	3,520,000	3,685,722
Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34	3,410,000	3,411,330
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,274,866
Los Alamitos USD, COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter,		
8/01/34	1,500,000	917,415
8/01/42	4,500,000	2,671,515
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Series C, 5.00%, 6/01/30	2,200,000	2,356,948
Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24	870,000	875,464

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	45,326,913
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006, Series B, AGMC Insured,		
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	3,926,463
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	4,197,000
Menifee USD Special Tax, CFD No. 2002-2,		
6.05%, 9/01/26	990,000	990,000
6.10%, 9/01/34	3,675,000	3,675,000
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	1,599,072
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%, 9/01/39	6,250,000	6,164,500
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/41	10,000,000	1,650,700
Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,		
5.25%, 9/01/26	1,225,000	1,239,761
5.30%, 9/01/38	2,750,000	2,776,978
Moreland School District GO, Election of 2002, Series D,		
FGIC Insured, zero cpn., 8/01/34	4,405,000	1,399,777
FGIC Insured, zero cpn., 8/01/37	5,700,000	1,528,911
NATL RE, FGIC Insured, zero cpn., 8/01/30	3,400,000	1,351,194
NATL RE, FGIC Insured, zero cpn., 8/01/31	2,000,000	749,860
NATL RE, FGIC Insured, zero cpn., 8/01/32	4,405,000	1,558,049
Moreno Valley USD Special Tax,		
CFD No. 2004-6, 5.10%, 9/01/28	2,000,000	2,028,420
CFD No. 2004-6, 5.20%, 9/01/36	5,000,000	5,056,900
CFD No. 2005-2, 5.00%, 9/01/36	815,000	797,363
Murrieta CFD No. 2000-2 Special Tax, The Oaks,		
Improvement Area A, 5.90%, 9/01/27	2,000,000	2,023,500
Improvement Area A, 6.00%, 9/01/34	3,570,000	3,595,668
Improvement Area B, 6.00%, 9/01/27	1,285,000	1,306,344
Improvement Area B, 6.00%, 9/01/34	3,630,000	3,672,108
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	676,425
Murrieta PFA Special Tax Revenue, Refunding, 5.00%, 9/01/31	3,470,000	3,813,634
Murrieta Valley USD, PFAR, Refunding, 5.00%,		
9/01/33	1,310,000	1,391,312
9/01/38	1,420,000	1,474,017
Norco Special Tax, CFD No. 02-1, 6.50%, 3/01/33	1,145,000	1,168,976
North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31	4,220,000	4,250,257
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	4,862,682
Oakley PFAR, Refunding, 5.30%, 9/02/34	1,000,000	1,043,180
Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34	2,760,000	2,767,397
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,770,233
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,541,170
Oro Grande Elementary School District COP, 5.875%, 9/15/37	14,000,000	15,014,300
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,420,723
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding, 5.00%,		
9/02/30	4,860,000	5,165,694
9/02/33	3,435,000	3,634,505
Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35	3,490,000	3,522,841
Palomar Pomerado Health Care District COP,		
6.00%, 11/01/30	10,000,000	11,188,200
6.75%, 11/01/39	10,000,000	11,485,300
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	2,598,150
Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,		
5.00%, 9/01/21	1,100,000	1,104,059
5.20%, 9/01/24	1,460,000	1,467,037
5.25%, 9/01/29	3,485,000	3,494,375
5.30%, 9/01/35	4,085,000	4,090,188
Perris CFD No. 2001-1 Special Tax,		
Improvement Area No. 4, May Farms, Series A, 5.00%, 9/01/25	1,415,000	1,431,428
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30	865,000	866,367
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	1,045,696
Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/26	560,000	558,365
Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37	1,535,000	1,503,149
Perris CFD No. 2002-1 Special Tax, Willowbrook, Series A,		
6.375%, 9/01/23	1,415,000	1,454,379
6.50%, 9/01/29	1,970,000	2,022,717

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

6.50%, 9/01/33	2,035,000	2,088,459
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,391,276
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33	2,955,000	3,027,663
Perris PFAR Tax Allocation,		
5.30%, 10/01/26	1,950,000	1,955,441
5.35%, 10/01/36	3,410,000	3,356,020
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,270,620
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	7,250,000	7,306,912
Pittsburg USD, GO, Capital Appreciation, Election of 2010, Series C, zero cpn.,		
8/01/47	9,000,000	1,285,650
8/01/52	15,000,000	1,527,900
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,861,700
Poway USD Special Tax,		
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	6,000,000	6,183,900
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,995,000	5,145,949
CFD No. 14, Del Sur, 5.125%, 9/01/26	2,195,000	2,224,676
CFD No. 14, Improvement Area A, 5.125%, 9/01/26	1,770,000	1,793,930
CFD No. 14, Improvement Area A, 5.25%, 9/01/36	5,225,000	5,231,531
Poway USD, PFA Special Tax Revenue, 5.00%, 9/15/32	1,000,000	1,112,490
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,		
5.25%, 9/01/25	2,235,000	2,260,926
5.375%, 9/01/30	1,650,000	1,665,461
5.375%, 9/01/37	7,130,000	7,131,355
5.50%, 9/01/37	2,635,000	2,650,784
Refunding, 5.00%, 9/01/32	1,425,000	1,475,075
Refunding, 5.00%, 9/01/37	1,500,000	1,518,075
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%, 7/01/47	4,355,000	4,466,923
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	1,951,235
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,159,480
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	17,000,000	2,452,080
Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35	5,000,000	4,928,250
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	9,037,470
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,		
8/01/38	6,690,000	1,870,390
8/01/43	8,750,000	1,848,000
Riverside County RDA Tax Allocation,		
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,627,892
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,874,963
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,306,180
Housing, Series A, 7.125%, 10/01/42	1,750,000	1,981,823
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,352,928
Riverside County Special Tax, CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13	1,150,000	1,172,322
Riverside USD Special Tax,		
CFD No. 13, Improvement Area No. 1, 5.375%, 9/01/34	2,320,000	2,328,816
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	2,083,834
CFD No. 15, Series A, 5.15%, 9/01/25	1,730,000	1,753,753
CFD No. 15, Series A, 5.25%, 9/01/30	1,230,000	1,246,568
CFD No. 15, Series A, 5.25%, 9/01/35	1,500,000	1,516,635
CFD No. 17, Aldea Village, 5.125%, 9/01/35	1,425,000	1,429,104
CFD No. 18, 5.00%, 9/01/34	1,125,000	1,130,996
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,532,974
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	2,831,090
Romoland School District Special Tax, CFD No. 2004-1, Heritage Lake,		
Improvement Area No. 1, 5.45%, 9/01/38	3,215,000	3,247,697
Improvement Area No. 2, 5.375%, 9/01/38	3,045,000	3,001,335
Improvement Area No. 3, 6.125%, 9/01/34	1,215,000	1,256,723
Improvement Area No. 3, 6.25%, 9/01/41	3,355,000	3,469,741
Roseville Special Tax, CFD No. 1,		
Fiddyment Ranch, 5.00%, 9/01/17	1,495,000	1,537,832
Fiddyment Ranch, 5.00%, 9/01/19	980,000	1,001,364
Fiddyment Ranch, 5.125%, 9/01/21	980,000	999,571
Fiddyment Ranch, 5.00%, 9/01/24	1,010,000	1,012,101
Fiddyment Ranch, 5.00%, 9/01/25	1,020,000	1,020,938
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,966,115

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,894,893
Longmeadow Parkside, Public Facilities, 5.00%, 9/01/36	2,370,000	2,417,400
Longmeadow Parkside, Public Facilities, Refunding, 5.00%, 9/01/33	750,000	825,893
Longmeadow Parkside, Public Facilities, Refunding, 5.00%, 9/01/36	1,525,000	1,654,457
Stone Point, 6.375%, 9/01/24	1,750,000	1,795,623
Stone Point, 6.375%, 9/01/28	2,500,000	2,562,000
Westpark, 5.15%, 9/01/30	5,500,000	5,522,880
Westpark, 5.20%, 9/01/36	4,500,000	4,500,990
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,		
5.20%, 9/01/26	1,000,000	1,026,910
5.25%, 9/01/37	1,600,000	1,602,512
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,		
8/01/34	5,000,000	1,865,250
8/01/39	15,000,000	4,156,200
8/01/42	10,750,000	2,537,860
Sacramento County Airport System Revenue, senior bond, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,550,970
Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding, 5.10%, 9/01/35	1,515,000	1,519,075
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	2,499,750
San Buenaventura Revenue, Community Memorial Health System,		
8.00%, 12/01/31	10,000,000	12,933,200
7.50%, 12/01/41	5,000,000	6,220,950
San Diego CFD No. 3 Special Tax, Refunding, 5.00%, 9/01/36	1,250,000	1,326,500
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,		
9/01/15	4,280,000	4,074,175
9/01/16	1,500,000	1,318,350
9/01/19	1,800,000	1,306,026
9/01/20	1,800,000	1,225,710
9/01/21	1,800,000	1,149,444
9/01/22	1,900,000	1,135,364
9/01/23	1,900,000	1,063,715
9/01/24	1,900,000	1,001,680
9/01/25	1,900,000	935,978
9/01/26	1,900,000	877,762
9/01/27	1,900,000	817,969
9/01/28	1,900,000	766,916
San Diego RDA Tax Allocation Revenue,		
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,369,611
Naval Training Center, Series A, 5.75%, 9/01/40	3,000,000	3,191,070
San Diego USD, GO, Election of 2008,		
Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	8,203,300
Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	13,377,370
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	5,628,150
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special Tax, Mission Bay South Public Improvements, Refunding,		
Series A, 5.00%, 8/01/33	1,335,000	1,426,861
Series C, zero cpn., 8/01/43	10,000,000	1,748,300
San Francisco City and County Redevelopment Financing Authority Tax Allocation,		
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,215,780
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,164,710
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,474,852
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,730,880
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,986,000
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	1,015,750
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/30	3,900,000	1,536,717
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	12,737,431
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	4,500,000	4,730,580
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	3,000,000	3,108,360
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	24,750,000	25,560,067
Capital Appreciation, Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,646,093
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	10,293,122
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	18,317,560
senior lien, Capital Appreciation, 5.00%, 1/01/33	32,865,000	32,739,784
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	13,322,351

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

San Marcos Public Facilities Authority Special Tax Revenue, Series A, 5.05%, 9/01/38	3,250,000	3,102,158
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,805,000	1,806,588
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,		
5.875%, 9/01/32	1,500,000	1,621,740
5.00%, 9/01/33	600,000	615,498
5.00%, 9/01/42	3,100,000	3,142,067
6.00%, 9/01/42	5,000,000	5,429,200
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	6,190,480
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	3,095,174
Santee Community Development Commission Tax Allocation, Santee Community Redevelopment Project, Series A, 7.00%,		
8/01/31	1,800,000	2,164,176
8/01/41	2,820,000	3,360,791
Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36	2,000,000	1,989,340
Saugus USD Special Tax, CFD No. 2006-1, Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,034,940
Selma PFA Lease Revenue, Refunding, 7.00%, 2/01/40	3,265,000	3,313,420
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,118,320
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,940,000	1,963,746
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	2,324,923
Solana Beach School District Special Tax, PFA, 5.00%, 9/01/42	3,000,000	3,208,020
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,429,078
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,208
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	6,280,400
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,		
6.20%, 9/02/23	2,955,000	2,994,508
6.30%, 9/02/33	3,390,000	3,423,934
[a,c] Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	3,560,130
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,		
5.50%, 6/01/30	1,185,000	1,239,546
5.875%, 6/01/35	1,660,000	1,753,358
6.00%, 6/01/45	6,180,000	6,535,535
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty, zero cpn., 8/01/49	17,505,000	2,710,474
Temecula RDA Tax Allocation Revenue,		
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,513,847
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,935,000	1,962,690
Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36	1,000,000	1,003,800
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,		
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	4,418,750
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	709,088
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,206,563
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	808,500
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,005,189
Truckee-Donner PUD Special Tax, CFD No. 04-1,		
5.20%, 9/01/25	3,000,000	2,989,080
5.75%, 9/01/29	2,975,000	2,931,416
5.25%, 9/01/30	5,050,000	4,887,289
5.30%, 9/01/35	1,070,000	1,023,958
5.80%, 9/01/35	4,530,000	4,290,725
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40	3,540,000	3,712,646
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	11,398,800
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,125,300
Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,182,635
Tustin USD Special Tax, CFD No. 06-1,		
5.75%, 9/01/30	1,000,000	1,064,990
6.00%, 9/01/40	3,000,000	3,166,320
Upland CFD No. 2003-2 Special Tax, Improvement Area No. 1, Refunding, 5.00%, 9/01/34	1,000,000	1,077,490
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	4,095,000	4,122,928
Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District, Limited Obligation,		
5.00%, 9/02/25	1,050,000	1,019,613
5.20%, 9/02/30	1,355,000	1,314,133
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,189,925
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	2,001,263
[b] Victor Valley UHSD, CFD No. 2007-1 Special Tax, 5.00%, 9/01/43	1,000,000	1,004,860
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,178,046

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment Project, Series A,		
7.25%, 9/01/31	1,000,000	1,208,740
7.50%, 9/01/42	5,000,000	5,700,100
West Sacramento Special Tax, CFD No. 20,		
5.125%, 9/01/25	500,000	504,465
5.30%, 9/01/35	1,740,000	1,749,239
Westside USD, CFD No. 2005-3 Special Tax, 5.00%,		
9/01/26	700,000	703,332
9/01/36	2,045,000	1,976,431
William S. Hart UHSD,		
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/28	1,005,000	1,089,510
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/29	1,140,000	1,229,775
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/30	1,230,000	1,320,344
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/31	1,325,000	1,416,491
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/32	1,425,000	1,517,169
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/36	4,185,000	4,412,120
CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	2,421,675
Woodland Finance Authority Water Revenue, 6.00%,		
3/01/36	1,000,000	1,208,540
3/01/41	1,500,000	1,796,355
Woodland Special Tax, CFD No. 1,		
6.00%, 9/01/28	4,960,000	5,040,848
6.25%, 9/01/34	6,560,000	6,676,768
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,242,882
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,		
5.00%, 9/01/26	1,000,000	1,062,500
5.375%, 9/01/30	1,800,000	1,951,038
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,		
5.50%, 6/01/28	2,110,000	2,143,359
5.75%, 6/01/38	5,485,000	5,563,600
		1,691,515,218
U.S. Territories 5.2%		
Guam 1.2%		
Guam Government GO,		
Refunding, Series A, 5.00%, 11/15/23	7,245,000	7,289,629
Refunding, Series A, 5.25%, 11/15/37	6,500,000	6,607,510
Series A, 7.00%, 11/15/39	5,000,000	5,638,200
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,231,760
		23,767,099
Northern Mariana Islands 0.1%		
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	1,495,000	1,495,000
Puerto Rico 3.9%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,		
Refunding, Series A, 5.75%, 7/01/37	12,000,000	12,392,160
Series A, 6.00%, 7/01/44	5,000,000	5,134,400
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	15,000,000	15,383,700
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series A, 5.00%,		
7/01/29	10,000,000	10,088,300
7/01/42	6,000,000	5,908,800
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,500,220
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	21,000,000	21,075,180
		75,482,760
Total U.S. Territories		100,744,859
Total Municipal Bonds before Short Term Investments (Cost $1,636,320,834)		1,792,260,077
Short Term Investments 6.5%		
Municipal Bonds 6.5%		
California 6.5%		
[d]California Health Facilities Financing Authority Revenue, St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.08%, 7/01/41	1,050,000	1,050,000
[d]California Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put, 0.13%, 12/01/36	11,250,000	11,250,000

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

[d]California PCFA, PCR, Pacific Gas and Electric Co., Refunding,		
Series C, Daily VRDN and Put, 0.07%, 11/01/26	9,850,000	9,850,000
Series F, Daily VRDN and Put, 0.08%, 11/01/26	8,100,000	8,100,000
[d]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.08%, 7/01/23	5,470,000	5,470,000
[d]California State GO,		
Kindergarten, Series A2, Daily VRDN and Put, 0.08%, 5/01/34	16,115,000	16,115,000
Series A-1, Daily VRDN and Put, 0.07%, 5/01/33	7,100,000	7,100,000
[d]California Statewide CDA Revenue, John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.05%, 8/15/36	25,460,000	25,460,000
[d]Irvine 1915 Act Special Assessment, Limited Obligation, AD No. 97-16, Daily VRDN and Put, 0.08%, 9/02/22	4,600,000	4,600,000
[d]Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding, Series A1, Weekly VRDN and Put, 0.10%, 7/01/31	5,965,000	5,965,000
[d]Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B,		
Sub Series B-3, Daily VRDN and Put, 0.08%, 7/01/34	24,500,000	24,500,000
Sub Series B-6, Daily VRDN and Put, 0.07%, 7/01/34	5,000,000	5,000,000
[d]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.06%, 7/01/35	2,500,000	2,500,000
Total Short Term Investments (Cost $126,960,000)		126,960,000
Total Investments (Cost $1,763,280,834) 98.5%		1,919,220,077
Other Assets, less Liabilities 1.5%		30,013,206
Net Assets 100.0%		$ 1,949,233,283

[a]Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2013, the aggregate value of these securities was $10,470,481, representing 0.54% of net assets.
[b]Security purchased on a when-issued basis.
[c]Defaulted security or security for which income has been deemed uncollectible.
[d]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
CIFP - Capital Improvement Financing Program
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
ID - Improvement District
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue

PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited)

Franklin Tennessee Municipal Bond Fund		Principal Amount		Value
Municipal Bonds 97.6%				
Tennessee 87.2%				
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$	1,000,000	$	1,157,390
Blount County PBA, GO, Local Government Public Improvement, Series B-15-A, Assured Guaranty, 5.00%,				
6/01/28		1,100,000		1,233,056
6/01/32		2,565,000		2,845,996
Bristol Electric System Revenue, AMBAC Insured, 5.00%, 9/01/29		1,075,000		1,155,905
Chattanooga Electric System Revenue, Series A, 5.00%, 9/01/33		7,500,000		8,498,475
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33		500,000		608,860
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Health System, Refunding, AGMC Insured, 5.00%, 10/01/22		3,250,000		3,632,980
Clarksville Electric System Revenue,				
Series A, 5.00%, 9/01/34		2,000,000		2,298,300
Series A, 5.00%, 9/01/35		3,185,000		3,636,920
XLCA Insured, 5.00%, 9/01/23		2,325,000		2,693,419
XLCA Insured, 5.00%, 9/01/32		4,000,000		4,573,760
Columbia Waterworks System Revenue, 5.00%, 12/01/32		3,000,000		3,440,700
Franklin County Health and Educational Facilities Board Revenue, The University of the South Project, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24		2,000,000		2,227,620
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33		2,215,000		2,429,102
Greene County GO, Refunding, Series B, NATL Insured, 5.00%, 6/01/24		1,000,000		1,106,540
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue,				
Improvement, NATL RE, FGIC Insured, 5.00%, 4/01/31		1,000,000		1,091,340
Improvement, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 4/01/27		2,500,000		2,508,700
Refunding, 4.00%, 4/01/31		2,370,000		2,570,692
Refunding, 4.00%, 4/01/34		4,080,000		4,358,378
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities,				
Improvement, NATL Insured, 5.00%, 9/01/29		1,000,000		1,054,380
Improvement, NATL Insured, 5.00%, 9/01/34		2,310,000		2,414,620
Improvement, NATL RE, FGIC Insured, 5.00%, 9/01/35		3,700,000		4,169,197
Series A, 5.00%, 9/01/40		7,000,000		8,092,350
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42		1,250,000		1,387,588
Jackson Hospital Revenue, Jackson-Madison County General Hospital Project, Refunding and Improvement, 5.50%, 4/01/33		3,000,000		3,307,320
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29		1,000,000		1,155,790
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25		375,000		375,743
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29		1,030,000		1,179,793
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39		2,995,000		2,993,143
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,				
5.25%, 1/01/36		1,500,000		1,721,295
Refunding and Improvement, 4.00%, 1/01/37		500,000		515,565
Refunding and Improvement, 4.00%, 1/01/40		4,000,000		4,025,720
Knox County First Utility District Water and Sewer Revenue,				
5.00%, 12/01/32		1,000,000		1,199,560
NATL Insured, 5.00%, 12/01/24		1,790,000		2,025,994
NATL Insured, 5.00%, 12/01/25		1,000,000		1,127,940
Refunding and Improvement, 5.00%, 12/01/26		1,390,000		1,649,708
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,				
4/01/27		2,500,000		2,692,175
4/01/36		5,000,000		5,290,350
Knox County Health Educational and Housing Facility Board Hospital Revenue,				
Covenant Health, Refunding and Improvement, Series A, zero cpn., 1/01/36		2,000,000		652,340
Fort Sanders Alliance Obligated Group, Refunding, NATL Insured, 5.75%, 1/01/14		1,250,000		1,305,688
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 4/01/37		3,000,000		3,287,100
Knoxville Water System Revenue, Improvement, Series R, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30		2,370,000		2,587,732
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22		2,485,000		2,931,082
Loudon Water and Sewer Revenue, Exempt Facility, Series A,				
4.00%, 3/01/28		1,000,000		1,018,920
5.00%, 3/01/32		1,300,000		1,453,530
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38		2,665,000		3,073,065
Maryville Revenue, Water and Sewer, Series A, Assured Guaranty, 5.00%, 6/01/38		5,500,000		6,094,055

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Memphis GO, General Improvement,		
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,435,353
NATL Insured, Pre-Refunded, 5.00%, 10/01/22	5,000,000	5,369,950
Refunding, 5.00%, 5/01/36	4,135,000	4,777,744
Memphis-Shelby County Airport Authority Airport Revenue,		
Refunding, Series B, 5.75%, 7/01/25	2,500,000	3,018,175
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,528,210
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,864,350
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,991,559
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,740,650
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,		
5.00%, 5/15/33	3,000,000	3,355,350
5.00%, 5/15/36	4,750,000	5,544,342
AMBAC Insured, 5.00%, 5/15/25	5,000,000	5,243,550
Metropolitan Government of Nashville and Davidson County GO,		
Refunding, 5.00%, 7/01/22	3,650,000	4,633,821
Refunding, 4.00%, 7/01/25	2,500,000	2,847,950
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,755,150
Series C, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,264,090
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University,		
Refunding, Series B, 5.00%, 10/01/39	9,000,000	10,186,650
Refunding, Series D, 4.00%, 10/01/29	1,275,000	1,406,044
Refunding, Series D, 5.00%, 10/01/30	1,500,000	1,804,710
Refunding, Series D, 4.00%, 10/01/31	1,290,000	1,412,356
Series A, 5.50%, 10/01/29	3,500,000	4,196,010
Metropolitan Government of Nashville and Davidson County Revenue, District Energy System, Refunding, Series A, 5.00%,		
10/01/32	1,055,000	1,263,384
10/01/33	1,000,000	1,192,850
Montgomery County GO, Refunding and Public Improvement, 4.00%, 4/01/26	1,595,000	1,794,997
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,436,150
Rutherford County Consolidated Utility District Waterworks Revenue,		
AGMC Insured, 5.00%, 2/01/36	3,060,000	3,376,220
Refunding, NATL Insured, 5.00%, 2/01/27	1,000,000	1,051,920
Rutherford County GO, 3.00%, 4/01/31	2,000,000	2,030,220
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C, 5.00%, 11/15/40	10,000,000	11,013,200
Shelby County GO, Refunding, Series A, 5.00%,		
3/01/23	5,000,000	6,398,950
3/01/27	3,595,000	4,408,620
Shelby County Health Educational and Housing Facility Board Revenue,		
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,550,826
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,926,550
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,481,250
St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,484,750
South Blount County Utility District Waterworks Revenue, AGMC Insured,		
5.00%, 12/01/33	1,000,000	1,141,470
5.25%, 12/01/39	3,310,000	3,787,236
Tennessee HDA Revenue, Homeownership Program,		
2006-3, 4.90%, 7/01/37	3,935,000	3,994,969
Series 1, 5.00%, 7/01/29	1,295,000	1,373,658
Series 2C, 3.80%, 7/01/43	2,000,000	2,005,880
Tennessee State GO, Refunding, Series A, 5.00%, 10/01/31	1,000,000	1,209,820
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,		
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,408,840
Refunding, Series A, NATL Insured, 5.00%, 5/01/26	1,250,000	1,359,425
Refunding, Series A, NATL Insured, 5.00%, 5/01/30	3,000,000	3,244,500
Series A, 5.00%, 5/01/34	3,555,000	3,903,532
Series B, 5.50%, 5/01/38	4,000,000	4,618,800
West Wilson Utility District Waterworks Revenue,		
5.00%, 6/01/33	3,000,000	3,567,480
Improvement, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,805,000	1,910,286
Williamson County GO, Public Improvement, Pre-Refunded, 5.00%, 3/01/20	2,000,000	2,040,000
Wilson County GO, School and Public Improvement, Series A, 4.00%, 4/01/27	2,000,000	2,294,420

	Principal Amount	Value
4/01/28	2,000,000	2,273,260
		300,769,353
U.S. Territories 10.4%		
Guam 1.6%		
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed Bonds, Refunding, 5.25%, 6/01/32	1,930,000	1,918,285
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,543,640
		5,461,925
Puerto Rico 8.8%		
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,087,350
Series XX, 5.25%, 7/01/40	5,000,000	5,035,850
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	655,000	655,164
Series S, 6.00%, 7/01/41	5,000,000	5,305,150
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 6.375%, 8/01/39	8,000,000	8,920,480
first sub., Series C, 5.50%, 8/01/40	5,000,000	5,357,250
		30,361,244
Total U.S. Territories		35,823,169
Total Municipal Bonds before Short Term Investments (Cost $309,419,025)		336,592,522
Short Term Investments 0.4%		
Municipal Bonds 0.4%		
Tennessee 0.4%		
[a]Blount County PBA Revenue, Local Government Public Improvement, Blount County, Refunding, Series E-3-B, Daily VRDN and Put, 0.10%, 6/01/31	500,000	500,000
[a]Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, Weekly VRDN and Put, 0.11%, 1/01/33	900,000	900,000
Total Short Term Investments (Cost $1,400,000)		1,400,000
Total Investments (Cost $310,819,025) 98.0%		337,992,522
Other Assets, less Liabilities 2.0%		7,065,926
Net Assets 100.0%		$ 345,058,448

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority/Agency
IDB - Industrial Development Bond/Board
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
XLCA - XL Capital Assurance

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Cost of investments	$ 1,758,764,447	$ 310,724,501
Unrealized appreciation	$ 175,249,653	$ 27,506,622
Unrealized depreciation	(14,794,023)	(238,601)
Net unrealized appreciation (depreciation)	$ 160,455,630	$ 27,268,021

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

At February 28, 2013, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date April 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date April 26, 2013